Rental Income under Operating Leases Rental Income under Operating Leases (Minimum Future Rental Income) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Rental Income Under Operating Leases [Abstract]
2017	$ 27
2018	18
2019	11
2020	5
2021	2
Thereafter	2
Total minimum future rentals	$ 65